CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 1.1	$ 2,781.7	$ 785.2	$ 87.0	$ (1,257.8)	$ 2,397.2
Balance (in shares) at Dec. 31, 2010	108,294,605
Net earnings			251.6			251.6
Other comprehensive income (loss)				(51.7)		(51.7)
Issuances under equity plans, including tax benefits (in shares)	781,732
Issuances under equity plans, including tax benefits		33.1			(2.3)	30.8
Share-based compensation expense		31.4				31.4
Dividends			(65.1)			(65.1)
Repurchases of common stock					(104.5)	(104.5)
Other		(6.3)				(6.3)
Balance at Dec. 31, 2011	1.1	2,839.9	971.7	35.3	(1,364.6)	2,483.4
Balance (in shares) at Dec. 31, 2011	109,076,337
Net earnings			197.6			197.6
Other comprehensive income (loss)				(0.9)		(0.9)
Issuances under equity plans, including tax benefits (in shares)	467,155
Issuances under equity plans, including tax benefits		3.3			(6.6)	(3.3)
Share-based compensation expense		30.0				30.0
Dividends			(67.8)			(67.8)
Repurchases of common stock					(138.2)	(138.2)
Balance at Dec. 31, 2012	1.1	2,873.2	1,101.5	34.4	(1,509.4)	2,500.8
Balance (in shares) at Dec. 31, 2012	109,543,492
Net earnings			288.0			288.0
Other comprehensive income (loss)				47.8		47.8
Issuances under equity plans, including tax benefits (in shares)	2,471,181
Issuances under equity plans, including tax benefits		109.3			8.8	118.1
Share-based compensation expense		31.5				31.5
Dividends			(72.0)			(72.0)
Balance at Dec. 31, 2013	$ 1.1	$ 3,014.0	$ 1,317.5	$ 82.2	$ (1,500.6)	$ 2,914.2
Balance (in shares) at Dec. 31, 2013	112,014,673